Schedule of Supplemental Cash Flow Information Related to Leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating lease payments	¥ 6,689	¥ 13,327
Right-of-use assets obtained in exchange for lease obligations:	¥ 6,983	¥ 12,315
Weighted-average remaining lease term
Operating leases	2 years 2 months 12 days	1 year 6 months
Weighted-average discount rate
Operating leases	5.70%	5.70%